Expenses by Nature	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature
Fuel, Purchased Power and Operations, Maintenance and Administration ("OM&A")
Fuel and purchased power and OM&A expenses classified by nature are as follows:

Year ended Dec. 31	2022		2021		2020
	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A
Gas fuel costs	578	—	306	—	159	—
Coal fuel costs(1)	141	—	164	—	269	—
Royalty, land lease, other direct costs	25	—	19	—	20	—
Purchased power	514	—	339	—	163	—
Mine depreciation(2)	—	—	190	—	144	—
Salaries and benefits	5	263	36	234	50	235
Other operating expenses(3)	—	258	—	277	—	237
Total	1,263	521	1,054	511	805	472
(1)    Included in coal fuel costs for 2021 and 2020 was $17 million and $15 million, respectively, related to the impairment of coal inventory.
(2)    Included in mine depreciation for 2021 and 2020 was $48 million and $22 million, respectively, related to mine depreciation that was initially recorded in the standard cost of coal inventory and then subsequently written down during 2021.
(3) Included in OM&A costs for 2021 was $28 million related to the write-down of parts and material inventory related to the Highvale mine and coal operations at our natural gas converted facilities.